TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE PAYABLES AND ACCRUED LIABILITIES
Disclosure of accrued expenses and other liabilities

	December 31,	December 31,
	2019	2018
Current
Trade payables	$27,311	$6,259
Accrued liabilities	13,181	2,774
Taxes payable	499	240
Lease liabilities (note 8(b))	5,499	—
Other payables	3,043	1,374
	49,533	10,647
Non-Current
Lease liabilities (note 8(b))	12,487	—
Accrued liabilities	4,591	—
	$17,078	$—